Reverse Recapitalization (Tables)	12 Months Ended
Dec. 31, 2020
Reverse Recapitalization
Schedule of recapitalization to consolidated statements of stockholders' equity

Date	Description	As Previously Reported	1/21/21 Conversion Ratio	Recapitalized Common Shares
1/1/2018	Common Stock	3,869,118	10.1927	39,436,759
1/1/2018	Treasury Stock	(152,592)	10.1927	(1,555,324)
1/1/2018	Preferred Stock	1,220,851	10.1927	12,443,768
1/22/2019	Preferred Stock	305,188	10.1927	3,110,691
5/1/2019	Preferred Stock	508,712	10.1927	5,185,149

Schedule of recapitalization to consolidated statements of operations

Date	Recapitalized Common Stock	Days outstanding	% of weighting	Weighted Average Outstanding Shares
1/1/2018	50,325,203	365	100%	50,325,203
12/31/2018	50,325,203	365	100%	50,325,203
1/1/2019	50,325,203	21	6%	2,895,423
1/22/2019	53,435,893	99	27%	14,493,571
5/1/2019	58,621,042	245	67%	39,348,371
12/31/2019	58,621,042	365	100%	56,737,364
1/1/2020	58,621,042	366	100%	58,621,042
12/31/2020	58,621,042	366	100%	58,621,042